FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 592	$ 298
Derivative financial liabilities, fair value	(563)	(416)
Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	1	1
Derivative financial liabilities, fair value	(3)	0
Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	172	258
Derivative financial assets, fair value	1	1
Derivative liability, notional amount	673	15
Derivative financial liabilities, fair value	(3)	0
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	131	102
Derivative financial liabilities, fair value	(172)	(165)
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	352	168
Derivative financial assets, fair value	9	4
Derivative liability, notional amount	255	116
Derivative financial liabilities, fair value	(6)	(6)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	450	332
Derivative financial assets, fair value	19	6
Derivative liability, notional amount	376	389
Derivative financial liabilities, fair value	(9)	(12)
Currency swaps purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,730	3,216
Derivative financial assets, fair value	29	24
Derivative liability, notional amount	800	534
Derivative financial liabilities, fair value	(2)	(6)
Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,416	1,339
Derivative financial assets, fair value	12	10
Derivative liability, notional amount	3,216	4,169
Derivative financial liabilities, fair value	(106)	(81)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	859	1,063
Derivative financial assets, fair value	6	15
Derivative liability, notional amount	654	1,368
Derivative financial liabilities, fair value	(35)	(5)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,611	3,974
Derivative financial assets, fair value	56	43
Derivative liability, notional amount	1,515	3,333
Derivative financial liabilities, fair value	(14)	(55)
Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	460	195
Derivative financial liabilities, fair value	(388)	(251)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	828	486
Derivative financial assets, fair value	78	58
Derivative liability, notional amount	1,092	371
Derivative financial liabilities, fair value	(136)	(38)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,844	1,082
Derivative financial assets, fair value	333	126
Derivative liability, notional amount	1,119	1,249
Derivative financial liabilities, fair value	(167)	(196)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	406	633
Derivative financial assets, fair value	49	11
Derivative liability, notional amount	916	391
Derivative financial liabilities, fair value	$ (85)	$ (17)